Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Credit Suisse Securities (USA) LLC Credit Suisse Commercial Mortgage Securities Corp. Column Financial, Inc. Eleven Madison Avenue, 4th Floor New York, New York 10010

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Credit Suisse Securities (USA) LLC, Credit Suisse Commercial Mortgage Securities Corp. and Column Financial, Inc. (collectively, the “Company”) and Wells Fargo Securities, LLC and Wells Fargo Bank, National Association (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of CSWF Trust 2018-TOP, Commercial Mortgage Pass-Through Certificates, Series 2018-TOP.

The information provided to us, including the information set forth in the Data File, is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On August 3, 2018, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan contributed by Column Financial, Inc. and Wells Fargo Bank, National Association (collectively, the “Mortgage Loan Seller”) that are secured by 15 mortgaged properties (the “Mortgage Asset”).

From June 3, 2018 through August 2, 2018, representatives the Mortgage Loan Seller provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, we compared certain characteristics (the “Characteristics” as indicated on Appendix A) of the Mortgage Asset set forth on the Data File, except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Identification purposes only – not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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Member of Deloitte Touche Tohmatsu

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

August 3, 2018

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Mortgage Loan Seller, with respect to the Mortgage Asset (the “Source Documents”):

Loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

The real estate property appraisal reports (the “Appraisal Report”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”); and

Servicer fee schedules and provided electronic files (the “Servicer Fee Schedule”).

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Appendix A

	Characteristic	Source Document
1	No.	Identification purposes only – not applicable
2	Property Name	Appraisal Report
3	Address	Appraisal Report
4	City	Appraisal Report
5	State	Appraisal Report
6	Zip Code	Appraisal Report
7	Year Built	Appraisal Report
8	Year Renovated	Appraisal Report
9	SF	Rent Roll
10	Property Type	Appraisal Report
11	Ownership Interest	Title Policy
12	Original Allocated Mortgage Loan Amount ($)	Loan Agreement
13	Cut-Off Date Allocated Mortgage Loan Amount ($)	Calculation
14	Cut-Off Date Allocated Mortgage Loan Amount Per Collateral SF	Calculation
15	Percentage of Cut-Off Date Allocated Mortgage Loan Amount	Calculation
16	Maturity Allocated Mortgage Loan Amount ($)	Calculation
17	Addit Debt Permitted (Y/N)	Loan Agreement
18	Addit Debt Exist (Y/N)	Loan Agreement
19	Spread (%)	Loan Agreement
20	Index	Loan Agreement
21	Master & Primary Servicing Fee Rate	Servicer Fee Schedule
22	Trustee & Paying Agent Fee	Servicer Fee Schedule
23	Operating Advisor Fee	Servicer Fee Schedule
24	CREFC Fee	Servicer Fee Schedule
25	Admin. Fee	Calculation
26	Net Mortgage Rate	Calculation
27	Amortization Type	Loan Agreement
28	Accrual Type	Loan Agreement
29	Annual Debt Service	Calculation
30	Monthly Debt Service	Calculation
31	I/O Period	Loan Agreement
32	Term	Calculation
33	Rem. Term	Calculation
34	Amort. Term	Loan Agreement
35	Seasoning	Calculation
36	Cut Off Date	None – Mortgage Loan Seller Provided
37	Payment Date	Loan Agreement
38	Grace Period (Late Payment)	Loan Agreement
39	Grace Period (Default)	Loan Agreement
40	Note Date	Loan Agreement

Appendix A

	Characteristic	Source Document
41	First Payment Date	Loan Agreement
42	Maturity Date	Loan Agreement
43	Extended Maturity Date	Loan Agreement
44	Original String	Loan Agreement
45	As-Is Appraised Date	Appraisal Report
46	As-Is Appraised Value ($)	Appraisal Report
47	Cut-off As-Is LTV	Calculation
48	As-Is Appraised Value Per Collateral SF	Calculation
49	Environmental Phase I Report Date	Phase I Report
50	Phase II Performed	Phase II Report
51	Engineering Report Date	Engineering Report
52	Seismic Zone 3 or 4 (Y/N)	Engineering Report
53	Seismic Report Date	Seismic Report
54	PML %	Seismic Report
55	Occupancy	Underwritten Financial Summary Report
56	2016 Revenues	Underwritten Financial Summary Report
57	2016 Expenses	Underwritten Financial Summary Report
58	2016 NOI	Underwritten Financial Summary Report
59	2017 Revenues	Underwritten Financial Summary Report
60	2017 Expenses	Underwritten Financial Summary Report
61	2017 NOI	Underwritten Financial Summary Report
62	UW EGI	Underwritten Financial Summary Report
63	UW Expenses	Underwritten Financial Summary Report
64	UW NOI	Underwritten Financial Summary Report
65	Portfolio UW NOI Debt Yield	Calculation
66	UW NCF	Underwritten Financial Summary Report
67	Portfolio UW NCF Debt Yield	Calculation
68	Portfolio UW NCF DSCR	Calculation
69	Largest Tenant	Rent Roll
70	Largest Tenant Lease Expiration	Rent Roll
71	Largest Tenant NSF	Rent Roll
72	Largest Tenant % of NSF	Calculation
73	2nd Largest Tenant	Rent Roll
74	2nd Largest Tenant Lease Expiration	Rent Roll
75	2nd Largest Tenant NSF	Rent Roll
76	2nd Largest Tenant % of NSF	Calculation
77	3rd Largest Tenant	Rent Roll
78	3rd Largest Tenant Lease Expiration	Rent Roll
79	3rd Largest Tenant NSF	Rent Roll
80	3rd Largest Tenant % of NSF	Calculation
81	4th Largest Tenant	Rent Roll
82	4th Largest Tenant Lease Expiration	Rent Roll
83	4th Largest Tenant NSF	Rent Roll

Appendix A

	Characteristic	Source Document
84	4th Largest Tenant % of NSF	Calculation
85	5th Largest Tenant	Rent Roll
86	5th Largest Tenant Lease Expiration	Rent Roll
87	5th Largest Tenant NSF	Rent Roll
88	5th Largest Tenant % of NSF	Calculation

Calculation Procedures

With respect to Characteristic 13, we set the Cut-Off Date Allocated Mortgage Loan Amount ($) equal to the Original Allocated Mortgage Loan Amount ($).

With respect to Characteristic 14, we recomputed the Cut-Off Date Allocated Mortgage Loan Amount Per Collateral SF as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) SF.

With respect to Characteristic 15, we recomputed the Percentage of Cut-Off Date Allocated Mortgage Loan Amount as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) the aggregate Cut-Off Date Allocated Mortgage Loan Amount ($) of the Mortgage Asset.

With respect to Characteristic 16, we set the Maturity Allocated Mortgage Loan Amount ($) equal to the Original Allocated Mortgage Loan Amount ($).

With respect to Characteristic 25, we recomputed the Admin. Fee as the sum of the (i) Master & Primary Servicing Fee Rate, (ii) Trustee & Paying Agent Fee, (iii) Operating Advisor Fee and (iv) CREFC Fee.

With respect to Characteristic 26, we recomputed the Net Mortgage Rate by subtracting (i) the Admin. Fee from (ii) the sum of the Spread (%) and one-month LIBOR effective as of July 16, 2018 (2.0785% as stipulated by representatives of the Company (the “Assumed LIBOR”)).

With respect to Characteristic 29, we recomputed the Annual Debt Service as the product of (i) the Cut-Off Date Allocated Mortgage Loan Amount ($), (ii) the sum of the Spread (%) and the Assumed LIBOR and (c) a fraction equal to 365/360.

With respect to Characteristic 30, we recomputed the Monthly Debt Service as the quotient of (i) the Annual Debt Service and (ii) twelve.

With respect to Characteristic 32, we recomputed the Term by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 33, we recomputed the Rem. Term by subtracting (i) the Seasoning from (ii) the Term.

With respect to Characteristic 35, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut Off Date.

With respect to Characteristic 47, we recomputed the Cut-off As-Is LTV as the quotient of the (i) Cut-Off Date Allocated Mortgage Loan Amount ($) and (ii) As-Is Appraised Value ($).

Appendix A

With respect to Characteristic 48, we recomputed the As-Is Appraised Value Per Collateral SF as the quotient of the (i) As-Is Appraised Value ($) and (ii) SF.

With respect to Characteristic 65, we recomputed the Portfolio UW NOI Debt Yield as the quotient of the (i) UW NOI and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($).

With respect to Characteristic 67, we recomputed the Portfolio UW NCF Debt Yield as the quotient of the (i) UW NCF and (ii) Cut-Off Date Allocated Mortgage Loan Amount ($).

With respect to Characteristic 68, we recomputed the Portfolio UW NCF DSCR as the quotient of the (i) UW NCF and (ii) Annual Debt Service.

With respect to Characteristic 72, we recomputed the Largest Tenant % of NSF as the quotient of the (i) Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with Largest Tenant NSF greater than 0.

With respect to Characteristic 76, we recomputed the 2nd Largest Tenant % of NSF as the quotient of the (i) 2nd Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with 2nd Largest Tenant NSF greater than 0.

With respect to Characteristic 80, we recomputed the 3rd Largest Tenant % of NSF as the quotient of the (i) 3rd Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with 3rd Largest Tenant NSF greater than 0.

With respect to Characteristic 84, we recomputed the 4th Largest Tenant % of NSF as the quotient of the (i) 4th Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with 4th Largest Tenant NSF greater than 0.

With respect to Characteristic 88, we recomputed the 5th Largest Tenant % of NSF as the quotient of the (i) 5th Largest Tenant NSF and (ii) SF. This procedure was only performed for those mortgaged properties with 5th Largest Tenant NSF greater than 0.